Equity - Schedule of non-distributable reserves (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity [Line Items]
Non-distributable reserves	€ 5,672	€ 6,727	€ 8,408
ING Bank
Disclosure of equity [Line Items]
Non-distributable reserves	5,672	6,727	8,408
Other
Disclosure of equity [Line Items]
Non-distributable reserves	€ 0	€ 0	€ 0